Cash, cash equivalents, short-term investments and non-current financial assets	6 Months Ended
Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Cash, cash equivalents, short-term investments and non-current financial assets	Cash, cash equivalents, short-term investments and non-current financial assets

(in thousands of euro)	June 30, 2022	December 31, 2021

Cash and cash equivalents	102,949	103,756
Short-term investments	20,401	16,080
Cash, cash equivalents and short-term investments	123,350	119,836
Non-current financial assets	34,806	39,878
Cash, cash equivalents and financial assets	158,156	159,714

Cash and cash equivalents are mainly composed of current bank accounts, interest-bearing accounts and fixed-term accounts.

As of June 30, 2022, the Company also holds seven units in “SICAVs” and shares in mutual funds. The risk profiles of these funds are rated from 1 to 7 by the financial institution that manages and markets these funds (1 being the lowest risk profile).When the maturity of shares in mutual funds is longer than one year, they are classified as non-current financial instruments.
Non-current financial assets generally include a guarantee of capital at the maturity date (which is always longer than one year). These instruments are defined by the Company as financial assets at fair value through profit or loss and classified as non-current due to their maturity.
As of June 30, 2022 and December 31, 2021, the amount of cash, cash equivalents and financials assets denominated in US dollars amounted to €42,505 thousand and €47,164 thousand, respectively.
Changes in short-term investments and non-current financial assets for the six months ended June 30, 2021 and 2022 are the following:

(in thousands of euro)	December 31, 2021	Additions (1)	Deductions (2)	Variance of fair value through the consolidated statement of income (loss)	Variation of accrued interests	Foreign currency effect	June 30, 2022
Short-term investments	16,080	2,935	—	53	—	1,333	20,401
Non-current financial assets	39,878	—	(2,935)	(2,308)	172	—	34,806
Total	55,958	2,935	(2,935)	(2,255)	172	1,333	55,207

(in thousands of euro)	December 31, 2020	Additions	Deductions	Variance of fair value through the consolidated statement of income (loss)	Variation of accrued interests	Foreign currency effect	June 30, 2021
Short-term investments	14,845	—	—	53	—	443	15,341
Non-current financial assets	38,934	—	—	978	170	—	40,083
Total	53,779	—	—	1,031	170	443	55,424
(1) The additions correspond to both acquisitions and reclassifications of financial assets according to their maturity at the closing date.
(2) The deductions correspond to both disposals and reclassifications of financial assets according to their maturity at the closing date.

In the six months ended June 30, 2022 , variance of fair value through the consolidated statement of income (loss) is made of €2,308 thousand of unrealized loss on non-current financial assets and €53 thousand of unrealized gains on short-term investments. In the six months ended June 30, 2021, variance of fair value through the consolidated statement of income (loss) was made of €978 thousand of unrealized gains on non-current financial assets and €53 thousand of unrealized gains on short-term investments (see note 16).